Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock, No par value [Member]	Treasury Stock Equity	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2013		$ 382,411		$ 3,530,337	$ 6,377,417	$ (550,587)	$ 9,234,564	$ 250,456
Shares issued at Dec. 31, 2013		308,995,730
Proceeds from exercise of options and related tax effects	101,986	2,804		99,182			101,986
Shares from exercise of options and related tax effects		2,108,521
Proceeds from conversion of preference shares	0	0		0			0
Preference share conversion		0
Compensation expense related to stock options	(8,507)			(8,507)			(8,507)
Dividends paid	317,903				317,903		317,903
treasury stock value	0		0				0
treasury stock shares			0
Purchase/sale of noncontrolling interests	325,036			(2,184)			(2,184)	327,220
Minority interest decrease from distributions to noncontrolling interest holders	(71,054)							(71,054)
Changes in fair value of noncontrolling interests	(89,767)			(89,767)			(89,767)
Comprehensive income net of tax including portion attributable to noncontrolling interest abstract
Other comprehensive income loss net of tax period increase decrease less amounts attributable to noncontrolling interests subject to put provisions	(539,669)					(537,156)	(537,156)	(2,513)
Profit loss less amounts attributable to noncontrolling interests subject to put provisions	1,126,215				1,045,266		1,045,266	80,949
Comprehensive income net of tax including portion attributable to noncontrolling interest less amounts attributable to noncontrolling interests subject to put provisions	586,546						508,110	78,436
Shareholders equity at Dec. 31, 2014	10,028,371		(505,014)		7,104,780	(1,087,743)	9,443,313	585,058
Shares issued at Dec. 31, 2014			(7,548,951)
Proceeds from exercise of options and related tax effects	15,779	376		15,403			15,779
Shares from exercise of options and related tax effects		333,941
Compensation expense related to stock options	4,479			4,479			4,479
Dividends paid	0				0		0
Purchase/sale of noncontrolling interests	(5,451)			2,343			2,343	(7,794)
Minority interest decrease from distributions to noncontrolling interest holders	(14,234)							(14,234)
Changes in fair value of noncontrolling interests	(11,631)			(11,631)			(11,631)
Comprehensive income net of tax including portion attributable to noncontrolling interest abstract
Other comprehensive income loss net of tax period increase decrease less amounts attributable to noncontrolling interests subject to put provisions	(113,697)					(113,223)	(113,223)	(474)
Profit loss less amounts attributable to noncontrolling interests subject to put provisions	235,111				209,548		209,548	25,563
Comprehensive income net of tax including portion attributable to noncontrolling interest less amounts attributable to noncontrolling interests subject to put provisions	121,414						96,325	25,089
Shareholders equity at Mar. 31, 2015	$ 10,138,727		$ (505,014)	$ 3,556,669	$ 7,314,328	$ (1,200,966)	$ 9,550,608	$ 588,119
Shares issued at Mar. 31, 2015			(7,548,951)